21. LICENSES AND CONCESSIONS PAYABLE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Licenses And Concessions Payable [Abstract]
Personal Mobile Services - SMP		R$ 58,582
STFC concessions	R$ 43,415
Total	43,415	58,582
Current	R$ 43,415	R$ 58,582